Schedule of Interest in Subsidiaries (Details) (Parenthetical) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	1.41%	1.45%
Yatra usa corp [member]
Disclosure of subsidiaries [line items]
Number of Class F shares converted to ordinary shares	206,223	15,000
Terrapin3s founder stockholders [member] | Class F shares [member] | Yatra usa corp [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	18.63%	20.93%